Accumulated Other Comprehensive Income - Summary of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 18,022	$ 21,061	$ 19,360	$ 23,033
Foreign currency translation loss, net of tax	(166)	(3,526)	(1,347)	(4,972)
Actuarial gain/(loss), net of tax	49	239	(108)	(287)
Ending balance	17,905	17,774	17,905	17,774
Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	19,611	22,865	20,792	24,311
Foreign currency translation loss, net of tax	(166)	(3,526)	(1,347)	(4,972)
Ending balance	19,445	19,339	19,445	19,339
Defined Benefit Pension Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,589)	(1,804)	(1,432)	(1,278)
Actuarial gain/(loss), net of tax	49	239	(108)	(287)
Ending balance	$ (1,540)	$ (1,565)	$ (1,540)	$ (1,565)